Staff costs and Directors' remuneration - Summary of Average Number of Employees (Detail) - Costs by employer [member] - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	28,812	36,643	35,330
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	8,146	9,636	7,598
Costs are borne by the System Fund [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	4,686	4,800	5,214
Costs are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	15,980	22,207	22,518
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,931	2,170	2,225
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	4,088	5,227	3,255
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	314	339	324
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,813	1,900	1,794